SCHEDULE OF NET ASSETS LIABILITIES BY GEOGRAPHIC REGIONS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Consolidated	$ 3,768,242	$ 2,505,439	$ 4,648,480
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Consolidated	2,426,986	1,775,554	3,741,367
Republic of China (Taiwan) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Consolidated		729,885	$ 907,113
Republic of China (Taiwan) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Consolidated	$ 1,341,256	$ 729,885